BANK OF AMERICA AUTO TRUST
SERIES 2010-2

			Distribution Package					Contact:
								Mary Ann Turbak
								Trust Officer
								312-332-7531
Distribution Date: Sep 17, 2012								maryann.turbak@usbank.com

Distribution Package Includes:					Issuance Dates

- Payment Date Statement						First Distribtion Date:		July 15, 2010
Statement to Certificate Holders and Factors				2		Settlement Date:		June 24, 2010
Distribution Detail				3-6
						Cutoff Date:		May 31, 2010

					Issuance Parties

						Servicer(s):		Bank of America, National Association

						Indenture Trustee:		U.S. Bank National Association

						Owner Trustee:		Wilmington Trust Company

						Underwriter(s):		Bank of America Securities LLC, Barclays Capital Inc., Citigroup Global Markets Inc., Credit Suisse Securities (USA) LLC, and RBS Securities Inc.

					Contact

						Name:	Mary Ann Turbak
						Title:	Trust Officer
						Phone:	312-332-7531
						Mobile:
						Fax:
						Email:	maryann.turbak@usbank.com
						Address:	190 S. LaSalle Street, 7th Fl.; Chicago, IL 60603

						Website:	www.usbank.com/abs
*See the Prospectus Supplement for definitions.

BANK OF AMERICA AUTO TRUST
SERIES 2010-2

							Contact:
		Monthly Statement to Noteholders					Mary Ann Turbak
							Trust Officer
							312-332-7531
Distribution Date:		September 17, 2012					maryann.turbak@usbank.com

I, II Note Payments and Factors
	Original	Beginning	Principal	Interest	Total	Ending	Ending
Class	Face Value	Balance	Distribution	Distribution	Distribution	Balance	Note Factor
A-1	$340,005,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	-
A-2	$240,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	-
A-3	$481,000,000.00	$129,203,844.85	$25,220,737.32	$141,047.53	$25,361,784.85	$103,983,107.53	0.21618110
A-4	$191,126,000.00	$191,126,000.00	$0.00	$308,987.03	$308,987.03	$191,126,000.00	1.00000000
Total Notes	$1,252,131,000.00	$320,329,844.85	$25,220,737.32	$450,034.56	$25,670,771.88	$295,109,107.53
Certificate*	$97,876,411.97	$97,875,537.37	$0.00	$947,932.30	$947,932.30	$97,875,537.37	0.99999106
Total	$1,350,007,411.97	$418,205,382.22	$25,220,737.32	$1,397,966.86	$26,618,704.18	$392,984,644.90

AMOUNTS PER $1,000 UNIT

		Beginning	Principal	Interest	Total	Ending
Class	Cusip	Balance	Distribution	Distribution	Distribution	Balance	Interest Rate
A-1	06052MAA3	$0.00000000	$0.00000000	$0.00000000	$0.00000000	$0.00000000	0.61940%
A-2	06052MAB1	$0.00000000	$0.00000000	$0.00000000	$0.00000000	$0.00000000	0.91000%
A-3	06052MAC9	$268.61506206	$52.43396532	$0.29323811	$52.72720343	$216.18109674	1.31000%
A-4	06052MAD7	$1,000.00000000	$0.00000000	$1.61666665	$1.61666665	$1,000.00000000	1.94000%
Certificate*		$999.99106424	$0.00000000	$9.68499234	$9.68499234	$999.99106424	0.00000%
*Notional Balance

Page 2 of 6

BANK OF AMERICA AUTO TRUST
SERIES 2010-2

							Contact:
		Monthly Statement to Noteholders					Mary Ann Turbak
							Trust Officer
							312-332-7531
Distribution Date:		September 17, 2012					maryann.turbak@usbank.com

Collection Period #							27
Record Date							September 14, 2012
Determination Date							September 5, 2012
Payment Date							September 17, 2012

III. Overcollateralization Amount

A. Initial Overcollateralization Amount							$97,876,411.97
B. Beginning Overcollateralization Amount							$97,875,537.37
C. Target Overcollateralization Amount							$97,875,537.37
D. Ending Overcollateralization Amount							$97,875,537.37

IV. Reserve Account

A. Specified Reserve Account Balance							$3,375,018.53
Beginning Balance							$3,375,018.53
B. Reserve Account Draw Amount							$0.00
Reserve Account Excess Amount							$0.00
C. Reserve Account Deposit							$0.00
Ending Balance net of withdrawls and deposits							$3,375,018.53

D. Reserve Fund Investment Income							$0.00

VI, XIII, XIV. Receivable Pool Information

Pool Factor as of end of Collection Period							0.291098139

Pool Balance as of the Cut-off Date							$1,350,007,411.97
Beginning Pool Balance							$418,205,382.22
Ending Pool Balance							$392,984,644.90

Beginning Weighted Average APR							5.2911972%
Ending Weighted Average APR							5.2845165%

Beginning Weighted Average Remaining Term (months)							33.2938082
Ending Weighted Average Remaining Term (months)							32.4126531

Beginning # of Receivables							34,126
Ending # of Receivables							33,017

Monthly Prepayment Speed (% ABS)							1.38%

Page 3 of 6

BANK OF AMERICA AUTO TRUST
SERIES 2010-2

							Contact:
		Monthly Statement to Noteholders					Mary Ann Turbak
							Trust Officer
							312-332-7531
Distribution Date:		September 17, 2012					maryann.turbak@usbank.com

VII. Servicing Fee

A. Current Servicing Fee Due							$348,504.49
B. Servicing Fee Unpaid from Prior Period							$0.00
C. Total Servicing Fee Paid							$348,504.49
D. Ending Servicing Fee Unpaid (A+B-C)							$0.00

VIII. Accrued Note Interest Distribution

			Beginning	Interest on			Ending
			Interest	Interest	Interest	Interest	Interest
		Monthly	Carryover	Carryover	Distributable	Distributable	Carryover
Class	Rate	Interest	Shortfall	Shortfall	Amount	Amount Paid	Shortfall
A-1	0.61940%	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
A-2	0.91000%	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
A-3	1.31000%	$141,047.53	$0.00	$0.00	$141,047.53	$141,047.53	$0.00
A-4	1.94000%	$308,987.03	$0.00	$0.00	$308,987.03	$308,987.03	$0.00

IX. Repurchased Receivables

Aggregate Repurchase price							$0.00

X. Delinquency Information

A. Delinquency Information						% of Cut-off Date
	*Delinquency			Count	Principal	Pool Balance
	1-29 days			1,428	$15,285,945.42	1.13229%
	30-59 days			249	$1,985,614.21	0.14708%
	60-89 days			73	$644,524.15	0.04774%
	90+ days			17	$93,350.68	0.00691%
	Total			1,767	$18,009,434.46	1.33402%

XI, XII. Defaulted and Loss Information						% of Cut-off Date
				Count	Principal	Pool Balance
	Defaulted Monthly Receivables			21	$208,207.98	0.01542%
	Cumulative Defaulted Receivables			823	$9,531,281.70	0.70602%

	**Aggregate Monthy Liquidation Proceeds				$49,490.13	0.00367%
	**Cumulative Liquidation Proceeds				$5,637,915.59	0.41762%

	**Aggregate Monthy Net Loss				$158,717.85	0.01176%
	**Cumulative Net Losses				$3,893,366.11	0.28840%

*For Monthly Statements relating to Distribution Dates prior to April 16, 2012, Delinquency Information reported as “1-30 days”, “31-60 days”, “61-90 days” and
“91+ days”, reflected actual loan Count, Principal and % Cut-off Date Pool Balance information related to delinquencies of 1-29 days, 30-59 days, 60-89 days and 90+ days, respectively.

**Aggregate Monthly Liquidation Proceeds, Cumulative Liquidation Proceeds, Aggregate Monthly Net Losses and Cumulative Net Losses reported prior to May 15, 2012 did not deduct liquidation expenses from liquidation proceeds. Aggregate Monthly Liquidation Proceeds, Cumulative Liquidation Proceeds, Aggregate Monthly Net Losses and Cumulative Net Losses
set forth in this report reflect the deduction of $91,714.78 in liquidation expenses from liquidation proceeds in accordance with the transaction documents. 'Neither the timing nor the amount of principal payable to Noteholders was impacted by this adjustment.
Page 4 of 6

BANK OF AMERICA AUTO TRUST
SERIES 2010-2

							Contact:
		Monthly Statement to Noteholders					Mary Ann Turbak
							Trust Officer
							312-332-7531
Distribution Date:		September 17, 2012					maryann.turbak@usbank.com

V, XVI, XVII, XVIII. Collections, Available Funds, and Disbursements

A. Available Funds

	1. Collections
		a. Scheduled Principal Payments					$14,369,128.51
		b. Prepaid Principal Payments (other than Liquidation Proceeds)					$10,643,400.83
		c. Repurchased Principal					$0.00
		d. Total Principal Payments (a+b+c)					$25,012,529.34
		e. Interest Collections					$1,905,189.20
		f. Liquidation Proceeds					$49,490.13
		g. Total Collections (d+e+f)					$26,967,208.67

	2. Additional Funds
		a. Reserve Fund Investment Income					$0.00
		b. Reserve Fund Net Withdrawl					$0.00
		c. Net Swap Receipts					$0.00
		d. Total Additional Funds					$0.00

	3. Total Available Funds
		a. Total Collections					$26,967,208.67
		b. Additional Funds (includes Collection Account Investment Income)					$0.00
		c. Total Available Funds					$26,967,208.67

B. Disbursements

		a. Servicer Fees, Expenses, and Indemnities					$348,504.49
		b. Net Swap Counterparty Payment (if applicable)					$0.00
		c. Interest Payment on Class A Notes					$450,034.56
		d. First Allocation of Principal					$0.00
		e. Reserve Fund Net Deposit					$0.00
		f. Regular Allocation of Principal					$25,220,737.32
		g. Pro-Rata, for payment of expenses and indemnities, to
		1. Indenture Trustee					$0.00
		2. Owner Trustee					$0.00
		3. Securities Administrator					$0.00
		4. Administrator					$0.00
		5. Servicer					$0.00
		h. Payments to Certificateholders					$947,932.30
		i. Total Disbursements					$26,967,208.67

C. Reconciliation
	1. Total Credits						$26,967,208.67
	2. Total Disbursements						$26,967,208.67
	3. Reconciliation (1-2)						$0.00

Page 5 of 6

BANK OF AMERICA AUTO TRUST
SERIES 2010-2

							Contact:
		Monthly Statement to Noteholders					Mary Ann Turbak
							Trust Officer
							312-332-7531
Distribution Date:		September 17, 2012					maryann.turbak@usbank.com

XIX, XX. Modifications and Breaches

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging,
re-structuring, partial payments or other practices on delinquency and loss experience?							No

2. Have there been any material modifications, extensions or waivers to Receivables terms,
fees, penalties or payments during the Collection Period?							No

3. Have there been any material breaches of representations, warranties or covenants
contained in the Receivables?							No

4. Has there been an issuance of notes or other securities backed by the Receivables?							N/A

Page 6 of 6